EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
Disclosure of joint ventures	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Joint Ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,410	$3,529
Manhattan West, New York	Property holding company	United States	56%	56%	2,213	2,396
BPYU JV Pool A	Property holding company	United States	50%	50%	1,841	1,810
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,735	1,939
BPYU JV Pool B	Property holding company	United States	51%	51%	1,178	1,140
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	876	856
Grace Building, New York	Property holding company	United States	50%	50%	704	702
BPYU JV Pool C	Property holding company	United States	50%	50%	689	679
BPYU JV Pool D	Property holding company	United States	48%	48%	627	612
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	472	455
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	457	472
One Liberty Plaza, New York	Property holding company	United States	51%	51%	413	402
Brookfield Place Sydney	Property holding company	Australia	25%	25%	382	376
680 George Street, Sydney	Property holding company	Australia	50%	50%	381	389
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	326	315
ICD Brookfield Place Dubai	Property holding company	UAE	50%	50%	285	250
Shops at La Cantera, Texas	Property holding company	United States	50%	50%	274	270
Baybrook Mall, Texas	Property holding company	United States	51%	51%	260	254
Potsdamer Platz, Berlin	Property holding company	Germany	25%	25%	256	261
BPYU JV Pool F	Property holding company	United States	51%	51%	228	223
Brookfield D.C. Office Partners LLC (“D.C. Venture”), Washington, D.C.	Property holding company	United States	51%	51%	223	225
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)	Holding company	Brazil	43%	43%	220	228
Miami Design District, Florida	Property holding company	United States	22%	22%	219	212
BPYU JV Pool G	Property holding company	United States	—%	68%	—	263
Other(2)	Various	Various	15% - 55%	15% - 55%	2,244	2,221
					19,913	20,479
Associates
Various	Various	Various	13% - 31%	13% - 31%	320	328
					320	328
Total					$20,233	$20,807
(1) Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.
(2)    Other joint ventures consists of 36 joint ventures.

Schedule of change in equity investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of June 30, 2022 and December 31, 2021:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Equity accounted investments, beginning of period	$20,807	$19,719
Additions	37	698
Disposals and return of capital distributions	(632)	(459)
Share of net earnings (losses) from equity accounted investments	799	1,020
Distributions received	(112)	(172)
Foreign currency translation	(465)	(145)
Reclassification (to) from assets held for sale	(17)	(210)
Other comprehensive income and other	(184)	356
Equity accounted investments, end of period	$20,233	$20,807

Equity method investments, valuation techniques and assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Jun. 30, 2022			Dec. 31, 2021
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs)	Discount rate	Terminal capitalization rate	Investment horizon (yrs)
Core Office	Discounted cash flow	6.1%	4.7%	11	6.0%	4.7%	11
Core Retail	Discounted cash flow	6.3%	4.8%	10	6.3%	4.9%	10
LP Investments(1)	Discounted cash flow	7.3%	6.1%	10	6.9%	5.6%	10
(1)The valuation method used to value multifamily investments is the direct capitalization method. The rates used as the discount rate relate to the overall implied capitalization rate. At June 30, 2022, the overall implied capitalization used for multifamily properties was 3.8% (December 31, 2021 - 4.2%).

Disclosure of summarized financial information

			Proportion of ownership interests		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Joint Ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,410	$3,529
Manhattan West, New York	Property holding company	United States	56%	56%	2,213	2,396
BPYU JV Pool A	Property holding company	United States	50%	50%	1,841	1,810
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,735	1,939
BPYU JV Pool B	Property holding company	United States	51%	51%	1,178	1,140
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	876	856
Grace Building, New York	Property holding company	United States	50%	50%	704	702
BPYU JV Pool C	Property holding company	United States	50%	50%	689	679
BPYU JV Pool D	Property holding company	United States	48%	48%	627	612
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	472	455
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	457	472
One Liberty Plaza, New York	Property holding company	United States	51%	51%	413	402
Brookfield Place Sydney	Property holding company	Australia	25%	25%	382	376
680 George Street, Sydney	Property holding company	Australia	50%	50%	381	389
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	326	315
ICD Brookfield Place Dubai	Property holding company	UAE	50%	50%	285	250
Shops at La Cantera, Texas	Property holding company	United States	50%	50%	274	270
Baybrook Mall, Texas	Property holding company	United States	51%	51%	260	254
Potsdamer Platz, Berlin	Property holding company	Germany	25%	25%	256	261
BPYU JV Pool F	Property holding company	United States	51%	51%	228	223
Brookfield D.C. Office Partners LLC (“D.C. Venture”), Washington, D.C.	Property holding company	United States	51%	51%	223	225
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)	Holding company	Brazil	43%	43%	220	228
Miami Design District, Florida	Property holding company	United States	22%	22%	219	212
BPYU JV Pool G	Property holding company	United States	—%	68%	—	263
Other(2)	Various	Various	15% - 55%	15% - 55%	2,244	2,221
					19,913	20,479
Associates
Various	Various	Various	13% - 31%	13% - 31%	320	328
					320	328
Total					$20,233	$20,807
(1) Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.
(2)    Other joint ventures consists of 36 joint ventures.
Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Non-current assets	$74,513	$78,149
Current assets	4,499	4,489
Total assets	79,012	82,638
Non-current liabilities	29,701	34,821
Current liabilities	6,399	3,914
Total liabilities	36,100	38,735
Net assets	42,912	43,903
Partnership’s share of net assets	$20,233	$20,807

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Revenue	$1,230	$1,086	$2,409	$2,110
Expenses	777	852	1,675	1,675
Income from equity accounted investments(1)	8	31	33	39
Income before fair value gains, net	461	265	767	474
Fair value gains, net	367	220	890	430
Net income	828	485	1,657	904
Partnership’s share of net earnings	$419	$253	$799	$459
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.